Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes
Income Taxes

16. Income Taxes

        The Company provides for income taxes under ASC Topic 740, Accounting for Income Taxes. Under ASC Topic 740, the liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

        For the three and nine months end September 30, 2013 and 2012, the Company did not record a current or deferred income tax expense or benefit.

        The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Based on the Company's history of operating losses, the Company has concluded that it is more likely than not that the benefit of its deferred tax assets will not be realized. Accordingly, the Company has provided a full valuation allowance for deferred tax assets as of September 30, 2013 and December 31, 2012.

        The Company files income tax returns in the United States, and various state and foreign jurisdictions. The federal, state and foreign income tax returns are generally subject to tax examinations for the tax years ended December 31, 2009 through December 31, 2012. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service, state or foreign tax authorities to the extent utilized in a future period.

13. Income Taxes

        The Company provides for income taxes under ASC 740. Under ASC 740, the liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

        For the years ended December 31, 2011 and 2012, the Company did not record a current or deferred income tax expense or benefit.

        The Company's income (loss) before income taxes was $36.3 million and $(32.6) million for the years ended December 31, 2011 and 2012, respectively, and was generated entirely in the United States.

        Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company's deferred tax assets are comprised of the following (in thousands):

	Year Ended December 31,
	2011	2012
Deferred tax assets:
U.S. and state net operating loss carryforwards	$20,016	$35,584
Research and development credits	5,383	5,384
Deferred revenue	25,690	21,882
Accruals and other temporary differences	5,889	5,333

Total deferred tax assets	56,978	68,183
Less valuation allowance	(56,978)	(68,183)

Net deferred tax assets	$—	$—

        The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Based on the Company's history of operating losses, the Company has concluded that it is more likely than not that the benefit of its deferred tax assets will not be realized. Accordingly, the Company has provided a full valuation allowance for deferred tax assets as of December 31, 2011 and 2012. The valuation allowance increased by $11.2 million during the year ended December 31, 2012, due primarily to the generation of net operating losses during the period. The valuation allowance decreased by $14.3 million during the year ended December 31, 2011, due primarily to the utilization of net operating losses during the period.

        A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Year Ended December 31,
	2011	2012
Federal income tax expense at statutory rate	34.0%	34.0%
State income tax, net of federal benefit	5.0%	4.2%
Permanent differences	1.5%	(3.4)%
Research and development credit	(1.0)%	—%
Other	—%	(0.4)%
Change in valuation allowance	(39.5)%	(34.4)%

Effective income tax rate	0.0%	0.0%

        As of December 31, 2011 and 2012, the Company had U.S. federal net operating loss carryforwards of $53.6 million and $93.3 million, respectively, which may be available to offset future income tax liabilities and expire at various dates through 2032. As of December 31, 2011 and 2012, the Company also had U.S. state net operating loss carryforwards of $35.8 million and $75.4 million, respectively, which may be available to offset future income tax liabilities and expire at various dates through 2032. As a result of the up-front payment pursuant to the Company's collaboration agreement with Celgene, the Company expects that it will use a significant portion of its net operating loss carryforwards in 2011.

        As of December 31, 2011 and 2012, the Company had federal research and development tax credit carryforwards of $3.8 million and $3.8 million, respectively, available to reduce future tax liabilities which expire at various dates through 2032. As of December 31, 2011 and 2012, the Company had state research and development tax credit carryforwards of approximately $2.4 million and $2.4 million, respectively, available to reduce future tax liabilities which expire at various dates through 2027.

        Under the provisions of the Internal Revenue Code, the net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50 percent, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has completed several financings since its inception which may have resulted in a change in control as defined by Sections 382 and 383 of the Internal Revenue Code, or could result in a change in control in the future.

        The Company will recognize interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2011 and 2012, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company's statements of operations and comprehensive income (loss).

        For all years through December 31, 2012, the Company generated research credits but has not conducted a study to document the qualified activities. This study may result in an adjustment to the Company's research and development credit carryforwards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position for these two years. A full valuation allowance has been provided against the Company's research and development credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the deferred tax asset established for the research and development credit carryforwards and the valuation allowance.

        The Company files income tax returns in the United States, and various state jurisdictions. The federal and state income tax returns are generally subject to tax examinations for the tax years ended December 31, 2009 through December 31, 2012. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service, state or foreign tax authorities to the extent utilized in a future period.